Prepaid Expenses and Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Prepaid Expense and Other Assets, Current [Abstract]
Interest receivable	$ 63	$ 149
Deposits	996	980
VAT refund receivables	2,812	1,081
Prepayments to suppliers	858	1,314
Receivable on disposal of property and equipment	2,852
Other receivables	443
Other prepaid expenses	940	508
Prepaid expenses and other current assets, net	$ 8,964	$ 4,032